Property, Plant and Equipment, Net - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Property Plant And Equipment [Abstract]
Depreciation expense	$ 1,058	$ 1,308	$ 3,318	$ 3,706	$ 4,957	$ 3,078